SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of obligation with guarantee liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Fair value of guarantee income at inception of new loans	$ 326,086
Release of guarantee income	(49,568)
Guarantee Liability, Ending balances	$ 276,518